REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Schedule of Stock Conversion (Details)	Nov. 17, 2020 shares	Dec. 31, 2020 shares	Nov. 16, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	10,603,217	10,500,440	7,479,862
Common shares issued through conversion of preferred shares (in shares)	11,797,055
Series A
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	1,175,544	1,175,544
Preferred stock conversion ratio	1.0000000000
Common shares issued through conversion of preferred shares (in shares)	1,175,544
Series B
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	2,222,886	2,222,886
Preferred stock conversion ratio	1.0000000000
Common shares issued through conversion of preferred shares (in shares)	2,222,886
Series C
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	1,634,249	1,634,249
Preferred stock conversion ratio	1.5405636364
Common shares issued through conversion of preferred shares (in shares)	2,517,665
Series D
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	502,630	502,630
Preferred stock conversion ratio	1.6175909091
Common shares issued through conversion of preferred shares (in shares)	813,050
Series E
Class of Stock [Line Items]
Redeemable preferred shares, outstanding (in shares)		0	5,067,908	4,965,131
Preferred stock conversion ratio	1.0000000000
Common shares issued through conversion of preferred shares (in shares)	5,067,910